Segment Reporting	12 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

21. SEGMENT REPORTING

ASC Topic 280, “Segment Reporting” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision maker, in deciding how to allocate resources and assess performance.

The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer. The Group’s CODM, chief executive officer, measures the performance of each segment based on metrics of revenue and profit before taxes from operations and uses these results to evaluate the performance of, and to allocate resources to each of the segments. As most of the Group’s long-lived assets are located in the PRC and most of the Group’s revenues are derived from the PRC, no geographical information is presented. The Group does not allocate assets to its segments as the CODM does not evaluate the performance of segments using asset information.

Historically, the Group determined it operates in three segments: (1) sales of battery cells and packs, (2) sales of electronic control system and (3) others, which mainly included the sales of second-hand machinery, the provision of maintenance services and photovoltaic engineering contracting.

The following tables present a summary of each reportable segment’s revenue and income from continuing operations—excluding the e-bicycle sales segment, which is disclosed as a discontinued operation for the years ended September 30, 2023, 2024, and 2025:

	Year Ended September 30, 2023
	Battery cells and packs sales segment	Electronic control system sales segment	Others	Total

Total revenues	$8,001,323	$834,148	$327,630	$9,163,101
Operating costs and expenses:
Cost of revenues	(7,433,057)	(450,118)	(246,188)	(8,129,363)
Selling and marketing	(165,039)	(50,758)	(6,882)	(222,679)
General and administrative	(799,281)	(200,454)	(2,384,836)	(3,384,571)
Research and development	-	(531,984)	(81,290)	(613,274)
Total operating costs and expenses	(8,397,377)	(1,233,314)	(2,719,196)	(12,349,887)
Operating loss	(396,054)	(399,166)	(2,391,566)	(3,186,786)
Other income (expenses), net	106,671	32,180	(815,425)	(676,574)
Segment loss before tax from continuing operations	$(289,383)	$(366,986)	$(3,206,991)	$(3,863,360)

	Year Ended September 30, 2024
	Battery cells and packs sales segment	Electronic control system sales segment	Others	Total
Total revenues	$16,318,839	$1,401,783	$501,538	$18,222,160
Operating costs and expenses:
Cost of revenues	(15,407,010)	(738,056)	(380,856)	(16,525,922)
Selling and marketing	(166,235)	(76,871)	(26,700)	(269,806)
General and administrative	(824,648)	(198,447)	(1,848,346)	(2,871,441)
Research and development	-	(651,817)	(236,674)	(888,491)
Total operating costs and expenses	(16,397,893)	(1,665,191)	(2,492,576)	(20,555,660)
Operating loss	(79,054)	(263,408)	(1,991,038)	(2,333,500)
Other expenses, net	(2,840,204)	(3,075)	(1,427,254)	(4,270,533)
Segment loss before tax from continuing operations	$(2,919,258)	$(266,483)	$(3,418,292)	$(6,604,033)
	Year Ended September 30, 2025
	Battery cells and packs sales segment	Electronic control system sales segment	Others	Total
Total revenues	$18,781,695	$1,069,278	$635,094	$20,486,067
Operating costs and expenses:
Cost of revenues	(18,079,653)	(654,004)	(417,600)	(19,151,257)
Selling and marketing	(109,623)	(65,053)	(36,814)	(211,490)
General and administrative	(715,223)	(160,625)	(1,247,113)	(2,122,961)
Research and development	-	(609,341)	(344,836)	(954,177)
Impairment loss of intangible asset	-	(1,401,416)	-	(1,401,416)
Total operating costs and expenses	(18,904,499)	(2,890,439)	(2,046,363)	(23,841,301)
Operating loss	(122,804)	(1,821,161)	(1,411,269)	(3,355,234)
Other expenses, net	(3,020,603)	(17,774)	(1,968,412)	(5,006,789)
Segment loss before tax from continuing operations	$(3,143,407)	$(1,838,935)	$(3,379,681)	$(8,362,023)

	As of September 30, 2024
	Battery cells and packs sales segment	Electronic control system sales segment	Others	Total
Accounts receivable, net	$7,359,341	$274,903	$167,791	$7,802,035
Advances to suppliers	16,655,131	145,591	88,863	16,889,585
Property, plant and equipment, net	-	15,950	7,828,616	7,844,566
Intangible assets, net	-	2,057,625	-	2,057,625
Land use right, net	-	-	1,677,007	1,677,007
Long-term investments, net	10,464,311	-	4,392,845	14,857,156
Other non-current assets	-	-	9,126,592	9,126,592
Other unallocated amounts				25,105,097
Total Assets				$85,359,663

	As of September 30, 2025
	Battery cells and packs sales segment	Electronic control system sales segment	Others	Total
Accounts receivable, net	$11,079,376	$239,752	$142,881	$11,462,009
Advances to suppliers	9,138,389	90,456	53,908	9,282,753
Property, plant and equipment, net	1,348	9,619	9,824,043	9,835,010
Land use right, net	-	-	1,618,859	1,618,859
Long-term investments, net	6,987,229	-	4,016,886	11,004,115
Other non-current assets	-	69,051	8,981,900	9,050,951
Other unallocated amounts				16,805,981
Total Assets				$69,059,678

The following table presents the reconciliation from reportable segment income to the consolidated income from continuing operations before income taxes for the years ended September 30, 2023, 2024 and 2025:

	Year Ended September 30,
	2023	2024	2025
Net revenues
Battery cells and packs sales segment	$8,001,323	$16,318,839	$18,781,695
Electronic control system sales segment	834,148	1,401,783	1,069,278
Others segment	327,630	501,538	635,094
Total net revenues	9,163,101	18,222,160	20,486,067

Cost of revenues
Battery cells and packs sales segment	7,433,057	15,407,010	18,079,653
Electronic control system sales segment	450,118	738,056	654,004
Others segment	246,188	380,856	417,600
Total cost of revenues	8,129,363	16,525,922	19,151,257

Gross profit
Battery cells and packs sales segment	568,266	911,829	702,042
Electronic control system sales segment	384,030	663,727	415,274
Others segment	81,442	120,682	217,494
Total gross profit	1,033,738	1,696,238	1,334,810

Operating expenses:
Selling and marketing	(222,679)	(269,806)	(211,490)
General and administrative	(3,384,571)	(2,871,441)	(2,122,961)
Research and development	(613,274)	(888,491)	(954,177)
Impairment loss of intangible assets	-	-	(1,401,416)
Total operating expenses	(4,220,524)	(4,029,738)	(4,690,044)

Loss from operations	(3,186,786)	(2,333,500)	(3,355,234)

Fair value changes in contingent asset	979,770	(265,205)	-
Impairment loss of long-term investments	-	(3,040,113)	(3,520,660)
Impairment loss of goodwill	(1,792,392)	(1,362,441)	(1,732,454)
Other income	136,048	397,226	246,325
Loss from continuing operations before income tax and share of loss of equity method investments	$(3,863,360)	$(6,604,033)	$(8,362,023)
(Loss) income from discontinued operation before income tax and share of loss of equity method investments	(3,252,304)	(2,299,208)	262,475
Loss before income tax and share of loss of equity method investments	$(7,115,664)	$(8,903,241)	$(8,099,548)